Contingent Liabilities and Commitments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

	30 June 2024	31 December 2023
	£m	£m
Guarantees given to third parties	420	452
Formal standby facilities, credit lines and other commitments	36,757	30,976
	37,177	31,428